Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 383,091	$ 412,449	$ 301,411
Accounts receivable, net	402,622	366,689	415,506
Other receivable, related party	18,725	39,597	2,399
Inventory	243,754	347,251	171,233
Prepaid expenses and other current assets	154,977	104,850	27,482
Total current assets	1,203,169	1,270,836	918,031
Noncurrent assets
Property and equipment, net	8,276,617	5,460,179	3,229,200
Right of use asset - operating lease			16,982
Goodwill	688,778	688,778	688,778
Total assets	10,168,564	7,419,793	4,852,991
Current liabilities
Accrued expenses	320,568	351,850	373,047
Income tax payable	90,780	90,780	16,130
Current portion of notes payable - secured, net discount		16,667	91,667
Current portion of right of use liability - operating lease			17,814
Convertible note payable	106,092	106,092	106,092
Derivative liabilities	279,890	214,382	213,569
Total current liabilities	925,635	885,749	874,656
Noncurrent liabilities
Deferred tax liability	23,774	23,774	44,002
Notes payable - secured, net of discount	5,909,205	3,461,433	1,226,367
Total noncurrent liabilities	5,932,979	3,485,207	1,270,369
Total liabilities	6,858,614	4,370,956	2,145,025
Commitments and contingencies
Stockholders’ equity
Preferred stock, $0.001 par value, 80,000,000 shares authorized, 2,000,000 shares outstanding as of September 30, 2025 and December 31, 2024	2,000	2,000	2,000
Common stock, $0.001 par value, 800,000,000 shares authorized, 157,363,671 and 156,637,143 shares issued and outstanding at September 30, 2025 and December 31, 2024, respectively	157,364	156,637	156,237
Additional paid-in capital	1,473,275	1,447,222	1,431,062
Stock payable		15,988	15,988
Retained earnings	1,677,311	1,426,990	1,102,679
Total stockholders’ equity	3,309,950	3,048,837	2,707,966
Total liabilities and stockholders’ equity	10,168,564	7,419,793	4,852,991
Nonrelated Party [Member]
Current liabilities
Accounts payable	128,305	104,777	38,679
Related Party [Member]
Current liabilities
Accounts payable		$ 1,201	$ 17,658